Financial Instruments and Risk Management - Assumptions utilized (Details) - Gold Stream derivative liability	Dec. 31, 2024 $ / oz	Jun. 24, 2024 $ / oz
Gold Spot Price, Measurement Input [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	2,611	2,327
Gold Price Implied Volatility, Measurement Input [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	0.1517	0.1458
Credit spread, measurement input [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	0.1642	0.162
Credit spread, measurement input [member] | Orion Resource Partners
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	0.0053	0.0071